segment information - Geographical information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments
Operating revenues (arising from contracts with customers)	$ 20,346	$ 20,139
Intangible assets	20,328	20,593
Goodwill	10,460	10,564
Foreign
Disclosure of operating segments
Operating revenues (arising from contracts with customers)	4,000	3,700
Intangible assets	3,100	3,200
Goodwill	$ 4,100	$ 4,200